Note 9 - Convertible Notes Payable and Credit Facility (Details) (USD $)	1 Months Ended							12 Months Ended						1 Months Ended				1 Months Ended				1 Months Ended							1 Months Ended		1 Months Ended
	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Feb. 25, 2014	Dec. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 27, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Nov. 30, 2013 Convertible Notes Payable [Member]	Oct. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Warrant [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Securities Pledged as Collateral [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Raw Materials [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate, Cash, Raw Material, and Finished Goods [Member]	Sep. 30, 2013 Advances [Member]	Feb. 15, 2011 The 2011 Credit Facility [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member] Advances [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Convertible Notes Payable	$ 250,000	$ 442,084					$ 200,000	$ 250,000	$ 442,084												$ 200,000
Proceeds from Convertible Debt	250,000			200,000			200,000							100,000
Number of Warrants Issued During Period (in Shares)	6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.02	$ 0.49						$ 0.02	$ 0.49	$ 0.02	$ 0.02	$ 1.36	$ 3.57		$ 0.02
Debt Instrument, Interest Rate, Stated Percentage		8.00%							8.00%					8.00%		8.00%											12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02	$ 0.02						$ 0.02	$ 0.02					$ 0.02		$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days								20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)		$ 0.04						$ 0.04	$ 0.04
Equity Method Investment, Ownership Percentage																														9.99%
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent									120.00%
Derivative Asset, Fair Value, Gross Liability	243,889	243,889						243,889	243,889
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net									65,962
Fair Value Assumptions, Expected Volatility Rate									149.10%									149.10%
Fair Value Assumptions, Risk Free Interest Rate									0.70%									0.70%
Fair Value Assumptions, Expected Term									4 years 36 days									4 years 36 days
Debt Instrument, Unamortized Discount		109,000							109,000									109,000
Debt Instrument, Face Amount		650,000							650,000							60,000	30,000
Line of Credit Facility, Initiation Date						Sep. 30, 2013
Line of Credit Facility, Expiration Period						1 year
Line of Credit Facility, Maximum Borrowing Capacity						500,000																200,000				300,000		750,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage									120.00%													80.00%	50.00%	65.00%	95.00%
Interest Expense																															500
Preferred Stock, Shares Issued (in Shares)																			50		147
Line of Credit Facility, Collateral Fees, Amount						5,000
Line of Credit Facility, Administrative Fee, Percentage						0.50%
Line of Credit Facility, Administrative Fee, Amount																													500
Prepayment Fee, Percent						0.50%
Line of Credit Facility, Amount Outstanding		500,000			500,000	350,000			500,000											350,000
Proceeds from Lines of Credit			50,000	50,000	100,000
Percentage of Gross Eligible Account Receivables																												50.00%
Gross Eligible Accounts Receivables																												$ 1,500,000